Commitments and contingencies - Additional Information (Detail) € in Millions		3 Months Ended	12 Months Ended
	Apr. 08, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Commitments and Contingencies [Line Items]
Purchase commitments for plant and equipment			$ 46,400,000			$ 400,000
Unrecognized tax benefits		$ 18,700,000	0			0
Payment Guarantee | Hanwha Q CELLS Chile S.p.a.
Commitments and Contingencies [Line Items]
Guarantees outstanding		6,000,000	200,000			$ 0
Solargex Australia Pty Ltd
Commitments and Contingencies [Line Items]
Litigation accrued liability		300,000	300,000
Potential liabilities to creditors		900,000	900,000
Solargex Australia Pty Ltd | Subsequent Event
Commitments and Contingencies [Line Items]
Litigation settlement amount	$ (500,000)
Konca Solar Cells
Commitments and Contingencies [Line Items]
Claims sought		22,000,000	22,000,000
Contingent Purchase Price
Commitments and Contingencies [Line Items]
Claims sought		19,200,000	19,200,000
Unpaid purchase price, additional purchase price		93,100,000	93,100,000
Loss contingency, estimated liability		39,400,000	44,200,000	€ 36.4	€ 36.4
Litigation accrued liability		47,500,000	58,200,000
Litigation settlement, interest		8,100,000	14,800,000
Non-fulfillment damages | Konca Solar Cells
Commitments and Contingencies [Line Items]
Claims sought		15,800,000	15,800,000
Liquidated damages | Konca Solar Cells
Commitments and Contingencies [Line Items]
Claims sought		$ 6,200,000	$ 6,200,000